Document and Entity Information - USD ($)	12 Months Ended
	Dec. 31, 2018	Feb. 19, 2019	Jun. 30, 2018
Document and Entity [Abstract]
Entity Registrant Name	CVS HEALTH CORPORATION /DE/
Entity Central Index Key	0000064803
Current Fiscal Year End Date	--12-31
Entity Filer Category	Large Accelerated Filer
Document Type	10-K
Document Period End Date	Dec. 31, 2018
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	FY
Amendment Flag	false
Entity Common Stock, Shares Outstanding		1,297,082,165
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Public Float			$ 65,262,991,789